Supplemental Disclosures to Consolidated Statements of Cash Flows	9 Months Ended	12 Months Ended
	Oct. 01, 2013	Jan. 01, 2013
Supplemental Cash Flow Elements [Abstract]
Supplemental Disclosures to Consolidated Statements of Cash Flows
Supplemental Disclosures to Consolidated Statements of Cash Flows
The following table presents the supplemental disclosures to the consolidated statements of cash flows for the first three quarters ended October 1, 2013 and October 2, 2012 (in thousands):

	October 1, 2013	October 2, 2012
Interest paid (net of amounts capitalized)	$2,748	$4,744
Income taxes paid	400	273
(Payments for) purchases of property and equipment accrued in accounts payable	(1,363)	2,025

Supplemental Disclosures to Consolidated Statements of Cash Flows
The following table presents the supplemental disclosures to the consolidated statements of cash flows (in thousands) for fiscal years 2012, 2011 and 2010:

	2012	2011	2010
Interest paid (net of amounts capitalized)	$4,400	$5,177	$1,551
Income taxes paid (net of refunds)	509	43	870
Purchases of property and equipment accrued in accounts payable	2,648	1,170	1,354
Settlement of stock options in shares of Class A common stock	—	—	3,628
Non-cash settlement of outstanding equity(1)	—	—	189,388
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(1)	Represents the liability for payments due to shareholders that was paid in 2011.